Balance Sheet Components Account and Financing Receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Accounts receivable	$ 94,528		$ 130,037
Allowance for credit losses	(7,007)		(3,956)	$ (7,574)	$ (4,487)
Accounts receivable, net	$ 87,521	$ 122,698	$ 126,081